Derivative warrant liabilities and earnouts liabilities - Series A and Series B Warrants - Additional Information (Details) - USD ($) $ in Millions	Aug. 09, 2022	Mar. 31, 2022
Derivative warrant liabilities and earnouts liabilities
Total subscription amount	$ 20
Number of warrants issued to an investor		17,433,333
Series A Warrants
Derivative warrant liabilities and earnouts liabilities
Number of warrants issued to an investor	12,121,214
Warrants exercisable term	5 years
Series B Warrants
Derivative warrant liabilities and earnouts liabilities
Number of warrants issued to an investor	6,060,607
Warrants exercisable term	2 years